Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 30, 2013
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013
Royce Opportunity Select Fund | Investment Class
Risk/Return:
Trading Symbol	ROSFX
Royce Focus Value Fund | Service Class
Risk/Return:
Trading Symbol	RYFVX

Royce Opportunity Select Fund
Royce Opportunity Select Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2013

Royce Opportunity Select Fund

With respect to Royce Opportunity Select Fund, the sentence appearing directly below the bar chart under the heading “Calendar Year Total Returns” is hereby deleted in its entirety and replaced with the following:

During the period shown in the bar chart, the highest return for a calendar quarter was 18.10% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).

Label	Element	Value
Royce Opportunity Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Prospectus Dated May 1, 2013

Royce Opportunity Select Fund

With respect to Royce Opportunity Select Fund, the sentence appearing directly below the bar chart under the heading “Calendar Year Total Returns” is hereby deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Royce Opportunity Select Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 18.10% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.25%)

Royce Focus Value Fund
Royce Focus Value Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2013

Royce Focus Value Fund

With respect to Royce Focus Value Fund, the sentence appearing directly below the bar chart under the heading “Calendar Year Total Returns” is hereby deleted in its entirety and replaced with the following:

During the period shown in the bar chart, the highest return for a calendar quarter was 16.26% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -20.97% (quarter ended 9/30/11).

Label	Element	Value
Royce Focus Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Prospectus Dated May 1, 2013

Royce Focus Value Fund

With respect to Royce Focus Value Fund, the sentence appearing directly below the bar chart under the heading “Calendar Year Total Returns” is hereby deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Royce Focus Value Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 16.26% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -20.97% (quarter ended 9/30/11).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.97%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013